Supplement to the
Fidelity Advisor® Floating Rate High Income Fund
Class A, Class M, Class C, Class I and Class Z
December 30, 2021
Summary Prospectus

Effective October 1, 2022, the following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading".

Chandler Perine (co-manager) has managed the fund since October 2022.

AFR-SUM-22-01 1.9881396.104	August 22, 2022

Supplement to the
Fidelity Advisor® Floating Rate High Income Fund
December 30, 2021
Summary Prospectus

Effective October 1, 2022, the following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading".

Chandler Perine (co-manager) has managed the fund since October 2022.

FHI-SUM-22-01 1.9886597.101	August 22, 2022